Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
BGIN BLOCKCHAIN LIMITED (the “Company”)	Investment holding	Parent	March 23, 2022	Cayman Islands
Bgin Rig Limited (“BRL”)	Investment holding	100%	June 7, 2022	British Virgin Islands (“BVI”)
Bgin Field Limited (“BFL”)	Investment holding	100%	June 7, 2022	BVI
Bgin Tech Limited (“BTL HK”)	Mining of cryptocurrencies	100%	March 18, 2019	Hong Kong
Bgin Infrastructure, LLC (“BILC”)	Mining of cryptocurrencies and hosting services	100%	September 10, 2021	U.S.
Bgin Management, LLC (“BMLC”)	Mining of cryptocurrencies and hosting services	80%	September 10, 2021	U.S.
Bgin Tech Pte. Ltd. (“BTPS”)	Development of Mining Machine	100%	December 27, 2021	Singapore
Bgin US Limited (“BUL”)	Investment holding	100%	June 17, 2022	BVI
Bgin CA Limited (“BCL US”)**	Investment holding	100%	June 17, 2022	BVI
Gestion Bgin INC (“GBI”)**	Mining of cryptocurrencies	100%	October 12, 2021	Canada
Infrastructure Bgin INC (“IBI”)**	Mining of cryptocurrencies	100%	October 12, 2021	Canada

Subsidiaries incorporated after reorganization
Bgin Chip Limited (“BCL”)	Development of computer chips	100%	June 24, 2022	Hong Kong
Bgin Mining INC (“BMI”)	Mining of cryptocurrencies	100%	December 5, 2022	U.S.
Bgin Trading Limited (“BTL”)	Sales of Mining Machine	100%	December 8, 2022	Hong Kong
Bgin Technologies Pte. Ltd. (“BTPL”)	Sales of Mining Machine	100%	May 27, 2024	Singapore
Bgin Trade HK Limited (“BTH”)	Sales of Mining Machine	100%	August 20, 2024	Hong Kong
Bgin EU Limited (“BEU”)	Global mining machine after-sale services	100%	November 14, 2024	Ireland
Bgin Construction INC (“BCI”)	Mining of cryptocurrencies and hosting services	100%	July 7, 2025	U.S.

**	All these entities were dissolved on January 9, 2025

Schedule of Revenues Disaggregated by Revenues from Contracts with Customers

The following table presents the Company’s revenues disaggregated by revenues from contracts with customers and other sources:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Revenues from contracts with customers
Transaction fees from cryptocurrency mining	193,222	4,539,214	—
Cryptocurrency mining in third-party mining pools	10,753,859	568,427	509,940
Sale of mining machines	15,254,872	192,162,144	219,782,989
Hosting services	3,339,426	6,247,292	482,186
Total revenues from contracts with customers	29,541,379	203,517,077	220,775,115
Other sources: block rewards	37,854,524	98,760,504	36,493,256
Total revenues	67,395,903	302,277,581	257,268,371

Schedule of Estimated Useful Lives for All Other Property and Equipment	The estimated useful lives for all other property and equipment are as follows:
Category	Life (Years)
Buildings and improvements	39
Mining equipment	2 – 3
Vehicles	5
Other equipment and fixtures	5 – 10
Land	N/A
Assembly-in-progress mining equipment	N/A